Reverse Stock Splits	9 Months Ended
Sep. 30, 2023
Reverse Stock Splits
Reverse Stock Splits

Note 6 – Reverse Stock Splits

Effective February 9, 2022, the Company completed a 1 for 200 reverse split of its common stock. The Company had previously completed two 20 to 1 reverse stock splits, one in 2019 and the other in 2020. The Company’s financial statements reflect all three reverse stock splits on a retroactive basis for all periods presented and for all references to common stock, unless specifically stated otherwise.